Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 37,933	$ 40,891
Exchange differences	1,252	(1,016)
Additions	82,735	22,914
Disposals	(1,427)	0
Depreciation charge	(37,349)	(24,856)
Closing net book amount	83,144	37,933
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	10,057	15,921
Exchange differences	631	(504)
Additions	60,305	2,343
Disposals	0	0
Depreciation charge	(19,222)	(7,703)
Closing net book amount	51,771	10,057
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	22,261	22,160
Exchange differences	169	(458)
Additions	18,140	14,671
Disposals	(1,427)	0
Depreciation charge	(14,750)	(14,112)
Closing net book amount	24,393	22,261
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	5,615	2,810
Exchange differences	452	(54)
Additions	4,290	5,900
Disposals	0	0
Depreciation charge	(3,377)	(3,041)
Closing net book amount	6,980	5,615
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	670,926	670,498
Closing net book amount	727,850	670,926
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	535,749	549,961
Closing net book amount	506,059	535,749
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	108,827	98,985
Closing net book amount	182,397	108,827
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	26,350	21,552
Closing net book amount	39,394	26,350
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(632,993)	(629,607)
Closing net book amount	(644,706)	(632,993)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(525,692)	(534,040)
Closing net book amount	(454,288)	(525,692)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(86,566)	(76,825)
Closing net book amount	(158,004)	(86,566)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(20,735)	(18,742)
Closing net book amount	$ (32,414)	$ (20,735)